UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2003

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              08/22/03
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $105,707,116


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Acme Communications Inc       COM     04631 10 7    $3,584,540     471,650                SOLE                x
Air Methods Corp              COM     0091283 30 7  $  161,200      20,800                SOLE                x
Aradigm Corp                  COM     038505 10 3   $   35,800      20,000                SOLE                x
AT&T Corp                     COM     001957 10 9   $1,031,627      53,591                SOLE                x
AT&T Wireless Svcs Inc        COM     00209A 10 6   $  853,241     103,927                SOLE                x
Avatar Hldgs Inc              SUB
                              NT
                              CONV
                              7%05    053494 AD 2   $ 2,588,291  2,470,000                SOLE                x
Bancshares of Florida         COM     05976U 10 2   $    85,140      8,600                SOLE                x
Brookfield Homes Corp         COM     112723 10 1   $   848,100     55,000                SOLE                x
Comcast Corp - CL A           CL A    20030N 10 1   $ 2,616,093     86,683                SOLE                x
Compugen Limited              COM     M25722 10 5   $    36,865      7,300                SOLE                x
Equity Office Jul 25          PUT     EOPSE         $     1,250        100                SOLE                x
Equity Office Jul 22          PUT     EOPSX         $    22,250      4,450                SOLE                x
Digital Recorders Inc         COM     253869 10 1   $    83,018     31,000                SOLE                x
Efunds Corp                   COM     28224R 10 1   $ 1,874,565    162,300                SOLE                x
Farnklin Electronic
  Publishers                  COM     353515 10 9   $   160,000     40,000                SOLE                x
Find SVP Inc. New             COM     317718 30 2   $   240,669    157,300                SOLE                x
Gaylord Entertainment Co. NEW COM     367905 10 6   $ 3,530,428    180,400                SOLE                x
Granite Broadcasting Corp     COM     387241 10 2   $    19,890      6,500                SOLE                x
Gray Communications Sys Inc   COM     389190 10 9   $14,050,440  1,133,100                SOLE                x
I/Omagic Inc                  COM     449793 10 8   $     6,069        867                SOLE                x
Imagistics Int'l, Inc.        COM     45247T 10 4   $ 3,870,000    150,000                SOLE                x
Ishres Nasdaq Biotech         COM     464287 56 5   $   669,900     10,000                SOLE                x
Isle of Capri Casinos Inc     COM     464592 10 4   $22,692,880  1,372,000                SOLE                x
Kerzner International LTD     COM     P6065Y 10 7   $ 2,040,826     63,360                SOLE                x
Liberty Media Corp.           COM     530718 10 5   $21,804,010  1,886,160                SOLE                x
Monarch Casino and Resort     COM     609027 10 7   $   792,725     85,700                SOLE                x
PUT MBIA NOV 40               PUT     MBIWH         $    49,163        345                SOLE                x
Nevada Gold & Casino's        COM     64126Q 20 6   $ 1,912,352    229,850                SOLE                x
North Pittsburgh Sys Inc      COM     661562 10 8   $ 1,824,875    122,970                SOLE                x
Office Depot Inc              COM     676220 10 6   $   362,750     25,000                SOLE                x
Opentv Corp CL A SA           COM     G67543 10 1   $   267,244    188,200                SOLE                x
Penwest Pharmaceuticals Co.   COM     709754 10 5   $ 5,992,217    245,885                SOLE                x
Price Legacy Corp.            COM     74144P 10 6   $ 1,978,875    527,700                SOLE                x
Pricemart PF Conv.            PF      741511 10 9   $   500,000        500                SOLE                x
Pricesmart Inc                COM     741511 10 9   $ 5,899,109    457,650                SOLE                x
Roslyn Bancorp                COM     778162 10 7   $   215,900     10,000                SOLE                x
PUT S&P 100 INDX SEP 480 CBOE PUT     OXBUP         $   432,000        300                SOLE                x
PUT S&P 100 INDX SEP 950 CBOE PUT     SXBUJ         $   608,750        250                SOLE                x
Southern Union Co.            COM     844030 10 6   $   847,000     50,000                SOLE                x
Summit America Television     COM     86600T 10 9   $ 1,077,103    372,700                SOLE                x
Synargo Technologies          COM     86600T 10 9   $    25,300     10,000                SOLE                x
Tripath Technology Inc.       COM     89672P 10 4   $    14,663     19,043                SOLE                x

                                                  -------------
         TOTAL                                     $105,707,116
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